Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	₩ 6,201,799	₩ 5,996,628
Non-current assets	27,226,870	25,301,035
Current liabilities	(7,109,123)	(6,444,099)
Non-current liabilities	(8,290,351)	(8,737,134)
Carrying amount of non-controlling interests	187,056	145,031
Revenue	17,552,010	17,158,364	₩ 17,167,669
Profit (loss) for the period	2,657,595	1,660,101	1,515,885
Total comprehensive income (loss)	2,656,582	1,412,770	1,517,720
Profit (loss) attributable to non-controlling interests	57,766	(15,866)	(2,719)
Net cash provided by (used in) operating activities	3,855,820	4,243,168	3,778,129
Net cash provided by (used in) investing activities	(3,070,607)	(2,462,208)	(2,880,499)
Net cash provided by (used in) financing activities	₩ (826,618)	(1,044,829)	(964,583)
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	41.00%
Current assets	₩ 625
Non-current assets	250,122
Current liabilities	(35,900)
Net assets	214,847
Carrying amount of non-controlling interests	88,087
Profit (loss) for the period	196,250
Total comprehensive income (loss)	201,693
Profit (loss) attributable to non-controlling interests	80,463
Net cash provided by (used in) operating activities	(7)
Net cash provided by (used in) investing activities	(600)
Net increase (decrease) in cash and cash equivalents	₩ (607)
Iriver Limted [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	54.10%
Current assets	₩ 74,873
Non-current assets	56,005
Current liabilities	(9,563)
Non-current liabilities	(7,641)
Net assets	113,674
Carrying amount of non-controlling interests	63,382
Revenue	69,452	52,328	55,637
Profit (loss) for the period	(14,092)	₩ (9,987)	₩ 635
Total comprehensive income (loss)	(14,278)
Profit (loss) attributable to non-controlling interests	(7,438)
Net cash provided by (used in) operating activities	(7,553)
Net cash provided by (used in) investing activities	(45,002)
Net cash provided by (used in) financing activities	64,571
Net increase (decrease) in cash and cash equivalents	12,016
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		35.46%	35.46%
Current assets		₩ 81,806	₩ 95,662
Non-current assets		46,427	56,834
Current liabilities		(30,098)	(33,306)
Non-current liabilities		(1,494)	(1,708)
Net assets		96,641	117,482
Carrying amount of non-controlling interests		34,265	41,659
Revenue	47,546	58,154	80,147
Profit (loss) for the period	₩ (35,454)	(20,411)	(14,826)
Total comprehensive income (loss)		20,841	16,698
Profit (loss) attributable to non-controlling interests		7,240	5,254
Net cash provided by (used in) operating activities		(4,891)	(2,706)
Net cash provided by (used in) investing activities		3,625	8,723
Net increase (decrease) in cash and cash equivalents		₩ (1,266)	₩ 6,017
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	34.46%	34.46%
Current assets	₩ 76,810	₩ 90,414
Non-current assets	28,081	43,793
Current liabilities	(38,547)	(40,969)
Non-current liabilities	(1,327)	(769)
Net assets	65,017	92,469
Carrying amount of non-controlling interests	22,405	31,863
Revenue	115,596	106,809
Profit (loss) for the period	(27,254)	(22,161)
Total comprehensive income (loss)	(27,452)	22,402
Profit (loss) attributable to non-controlling interests	(9,392)	6,772
Net cash provided by (used in) operating activities	13,912	(4,447)
Net cash provided by (used in) investing activities	(2,000)	(20,796)
Net cash provided by (used in) financing activities	(7)	51,426
Net increase (decrease) in cash and cash equivalents	₩ 11,905	₩ 26,183